Shareholder Report, Holdings (Details)	Dec. 31, 2024
Capital World Bond Fund - Class A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class A | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class A | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class C | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class C | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class C | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class C | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class T | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class T | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class T | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class T | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class F-1 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class F-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class F-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class F-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class F-2 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class F-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class F-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class F-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class F-3 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class F-3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class F-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class F-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class 529-A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class 529-A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class 529-A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class 529-A | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class 529-A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class 529-A | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class 529-A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class 529-A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class 529-C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class 529-C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class 529-C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class 529-C | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class 529-C | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class 529-C | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class 529-C | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class 529-C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class 529-E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class 529-E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class 529-E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class 529-E | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class 529-E | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class 529-E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class 529-E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class 529-E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class 529-T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class 529-T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class 529-T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class 529-T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class 529-T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class 529-T | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class 529-T | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class 529-T | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class 529-T | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class 529-T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class 529-F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class 529-F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class 529-F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class 529-F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class 529-F-1 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class 529-F-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class 529-F-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class 529-F-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class 529-F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class 529-F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class 529-F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class 529-F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class 529-F-2 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class 529-F-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class 529-F-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class 529-F-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class 529-F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class 529-F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class 529-F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class 529-F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class 529-F-3 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class 529-F-3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class 529-F-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class 529-F-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class 529-F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class 529-F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class R-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class R-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class R-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class R-1 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class R-1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class R-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class R-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class R-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class R-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class R-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class R-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class R-2 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class R-2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class R-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class R-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class R-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class R-2E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class R-2E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class R-2E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class R-2E | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class R-2E | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class R-2E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class R-2E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class R-2E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class R-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class R-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class R-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class R-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class R-3 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class R-3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class R-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class R-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class R-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class R-4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class R-4 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class R-4 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class R-4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class R-4 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class R-4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class R-4 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class R-4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class R-4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class R-5E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class R-5E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class R-5E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class R-5E | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class R-5E | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class R-5E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class R-5E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class R-5E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class R-5 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class R-5 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class R-5 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class R-5 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class R-5 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class R-5 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class R-5 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class R-5 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class R-5 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]
Capital World Bond Fund - Class R-6 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.87%
Capital World Bond Fund - Class R-6 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.96%
Capital World Bond Fund - Class R-6 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
Capital World Bond Fund - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
Capital World Bond Fund - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Capital World Bond Fund - Class R-6 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
Capital World Bond Fund - Class R-6 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Capital World Bond Fund - Class R-6 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Capital World Bond Fund - Class R-6 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Capital World Bond Fund - Class R-6 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Capital World Bond Fund - Class R-6 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Capital World Bond Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[2]

[1]	Less than 0.01%.
[2]	Includes derivatives.